Notes to the interim condensed consolidated statement of financial position - Intangible assets (Details) € in Thousands	Jun. 30, 2024 EUR (€)
Intangible assets
Balance at the beginning	€ 541
Balance at the end	451
Gross
Intangible assets
Balance at the beginning	3,926
Balance at the end	3,947
Amortization
Intangible assets
Balance at the beginning	(3,384)
Balance at the end	€ (3,496)